Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Property and Equipment, Estimated Useful Lives
Computer equipment and application software	1 - 5 years
Building	44 - 60 years
Office building related facility and machines	3 - 20 years
Furniture and vehicles	2 - 10 years
Leasehold improvements	lesser of the lease term or the
estimated useful life of the assets

Acquired Intangible Assets, Estimated Useful Lives
Domain names	3 - 10 years
Source code	5 - 8 years
Technology	1 - 10 years
Non-compete agreement	1 - 6 years
Operating license	4 - 30 years
Trademarks	3 - 10 years
User base	0.5 - 1 year
Customer relationship	3 – 5 years
Distributor relationship	3 – 5 years
Backlog	0.5 – 3 years